Investment Portfolio - January 31, 2021

(unaudited)

RAINIER INTERNATIONAL DISCOVERY
SERIES	SHARES	VALUE

COMMON STOCKS - 96.4%

Communication Services - 2.7%
Diversified Telecommunication Services - 0.3%
Sarana Menara Nusantara Tbk PT (Indonesia)	27,051,400	$1,846,461
Entertainment - 0.7%
Kahoot! AS (Norway)*	371,823	4,702,813
Media - 1.7%
Future plc (United Kingdom)	259,663	6,151,575
Storytel AB (Sweden)*	156,698	4,244,592
		10,396,167
Total Communication Services		16,945,441
Consumer Discretionary - 10.7%
Auto Components - 0.5%
Schaeffler AG (Germany)	418,520	3,307,411
Hotels, Restaurants & Leisure - 1.5%
Domino’s Pizza Enterprises Ltd. (Australia)	59,440	4,156,651
The Indian Hotels Co. Ltd. (India)	2,986,838	4,959,105
		9,115,756
Household Durables - 1.2%
Countryside Properties plc (United Kingdom)*[1]	771,955	4,544,218
Dixon Technologies India Ltd. (India)[1]	16,238	3,134,301
		7,678,519
Internet & Direct Marketing Retail - 2.2%
BHG Group AB (Sweden)*	335,072	6,270,464
HelloFresh SE (Germany)*	85,336	7,205,967
		13,476,431
Leisure Products - 1.5%
MIPS AB (Sweden)[1]	157,754	9,328,585
Multiline Retail - 1.6%
B&M European Value Retail S.A. (United Kingdom)	685,721	5,012,269
Poya International Co. Ltd. (Taiwan)	240,000	4,959,048
		9,971,317
Specialty Retail - 0.9%
Musti Group OYJ (Finland)	176,852	5,529,731
Textiles, Apparel & Luxury Goods - 1.3%
Li Ning Co. Ltd. (China)	1,295,000	8,067,604
Total Consumer Discretionary		66,475,354
Consumer Staples - 2.9%
Beverages - 2.3%
Royal Unibrew A/S (Denmark)	106,391	10,502,418
Varun Beverages Ltd. (India)	316,825	3,893,564
		14,395,982

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing - 0.6%
Dino Polska S.A. (Poland)*1	52,696	$3,700,666
Total Consumer Staples		18,096,648
Financials - 10.5%
Banks - 3.3%
Bank BTPN Syariah Tbk PT (Indonesia)	14,913,209	3,603,939
Canadian Western Bank (Canada)	294,079	6,542,755
FinecoBank Banca Fineco S.p.A. (Italy)*	375,476	5,838,574
Ringkjoebing Landbobank A/S (Denmark)	51,560	4,534,615
		20,519,883
Capital Markets - 4.3%
Avanza Bank Holding AB (Sweden)	328,518	8,963,549
Euronext N.V. (Netherlands)[1]	89,379	9,625,837
Intermediate Capital Group plc (United Kingdom)	207,447	4,811,576
MLP SE (Germany)	492,491	3,490,349
		26,891,311
Consumer Finance - 0.7%
CreditAccess Grameen Ltd. (India)*	471,065	4,472,585
Diversified Financial Services - 1.0%
Element Fleet Management Corp. (Canada)	672,506	6,247,798
Insurance - 0.4%
Anicom Holdings, Inc. (Japan)	234,400	2,541,785
Thrifts & Mortgage Finance - 0.8%
Aruhi Corp. (Japan)	276,610	4,557,764
Total Financials		65,231,126
Health Care - 11.4%
Biotechnology - 1.4%
BioGaia AB - Class B (Sweden)	59,347	3,296,038
Genus plc (United Kingdom)	82,199	5,521,540
		8,817,578
Health Care Equipment & Supplies - 3.7%
Arjo AB - Class B (Sweden)	1,203,540	8,944,130
Asahi Intecc Co. Ltd. (Japan)	130,100	4,271,493
Cellavision AB (Sweden)*	51,180	1,815,367
Revenio Group OYJ (Finland)	82,147	5,006,263
Xvivo Perfusion AB (Sweden)*	86,155	2,862,642
		22,899,895
Health Care Providers & Services - 0.6%
Fagron (Belgium)	164,508	4,067,866
Health Care Technology - 0.8%
Pro Medicus Ltd. (Australia)	145,540	4,729,751
Life Sciences Tools & Services - 1.6%
CELLINK AB - Class B (Sweden)*	214,113	7,010,096

Investment Portfolio - January 31, 2021

(unaudited)

RAINIER INTERNATIONAL DISCOVERY
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
Genovis AB (Sweden)*	661,608	$2,950,508
		9,960,604
Pharmaceuticals - 3.3%
ALK-Abello A/S (Denmark)*	27,066	10,582,923
Dechra Pharmaceuticals plc (United Kingdom)	97,411	4,801,886
Virbac S.A. (France)*	19,775	5,147,561
		20,532,370
Total Health Care		71,008,064
Industrials - 30.7%
Aerospace & Defense - 1.7%
CAE, Inc. (Canada)	230,340	5,203,927
INVISIO AB (Sweden)	227,324	5,377,518
		10,581,445
Building Products - 0.7%
Inwido AB (Sweden)*	333,410	4,541,659
Commercial Services & Supplies - 0.4%
Prestige International, Inc. (Japan)	312,900	2,756,705
Construction & Engineering - 0.7%
Sweco AB - Class B (Sweden)	253,958	4,231,254
Electrical Equipment - 3.1%
Alfen Beheer B.V. (Netherlands)*[1]	56,385	5,522,795
Ceres Power Holdings plc (United Kingdom)*	229,454	4,149,186
Doosan Fuel Cell Co. Ltd. (South Korea)*	63,089	3,132,655
Voltronic Power Technology Corp. (Taiwan)	137,498	6,263,830
		19,068,466
Machinery - 11.0%
Cargotec OYJ - Class B (Finland)	121,009	5,256,695
Daifuku Co. Ltd. (Japan)	48,800	5,569,427
Interpump Group S.p.A. (Italy)	156,629	7,024,824
Jungheinrich AG (Germany)	113,206	5,161,726
Nabtesco Corp. (Japan)	187,500	8,410,883
Takeuchi Manufacturing Co. Ltd. (Japan)	230,300	5,243,887
Techtronic Industries Co. Ltd. (Hong Kong)	847,500	12,660,277
THK Co. Ltd. (Japan)	261,600	8,312,553
VAT Group AG (Switzerland)[1]	19,380	5,380,650
The Weir Group plc (United Kingdom)*	208,589	5,389,107
		68,410,029
Professional Services - 6.2%
ALS Ltd. (Australia)	1,006,905	7,617,340
IR Japan Holdings Ltd. (Japan)	44,300	7,400,684
Nihon M&A Center, Inc. (Japan)	85,600	4,956,999
SMS Co. Ltd. (Japan)	132,000	4,897,944

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Teleperformance (France)	42,823	$14,006,639
		38,879,606
Road & Rail - 2.0%
Sixt SE (Germany)*	42,757	4,968,197
TFI International, Inc. (Canada)	110,235	7,322,277
		12,290,474
Trading Companies & Distributors - 4.3%
Electrocomponents plc (United Kingdom)	676,870	8,106,381
Howden Joinery Group plc (United Kingdom)*	678,796	6,223,825
IndiaMart InterMesh Ltd. (India)[1]	61,987	6,605,803
Toromont Industries Ltd. (Canada)	87,929	5,902,503
		26,838,512
Transportation Infrastructure - 0.6%
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)*	252,919	3,981,139
Total Industrials		191,579,289
Information Technology - 18.5%
Electronic Equipment, Instruments & Components - 3.1%
Anritsu Corp. (Japan)	212,600	5,238,182
Halma plc (United Kingdom)	129,334	4,359,360
Oxford Instruments plc (United Kingdom)*	131,108	3,540,579
Sinbon Electronics Co. Ltd. (Taiwan)	663,000	5,924,037
		19,062,158
IT Services - 4.6%
BASE, Inc. (Japan)*	40,900	4,180,521
Itochu Techno-Solutions Corp. (Japan)	126,300	4,452,594
Keywords Studios plc (Ireland)*	163,417	6,100,806
Megaport Ltd. (Australia)*	308,969	3,146,826
NET One Systems Co. Ltd. (Japan)	144,500	4,820,853
NHN KCP Corp. (South Korea)*	109,831	5,730,442
		28,432,042
Semiconductors & Semiconductor Equipment - 5.4%
ams AG (Austria)*	220,855	5,524,205
ASPEED Technology, Inc. (Taiwan)	84,000	5,953,258
Koh Young Technology, Inc. (South Korea)*	40,316	3,860,307
Nordic Semiconductor ASA (Norway)*	370,075	5,669,959
SOITEC (France)*	47,412	9,531,586
Win Semiconductors Corp. (Taiwan)	234,000	3,435,329
		33,974,644

Investment Portfolio - January 31, 2021

(unaudited)

RAINIER INTERNATIONAL DISCOVERY
SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 5.4%
The Descartes Systems Group, Inc. (Canada)*	46,035	$2,807,280
Freee KK (Japan)*	45,700	3,874,144
Netcompany Group A/S (Denmark)*[1]	122,517	11,429,494
QT Group OYJ (Finland)*	61,635	5,101,166
SimCorp A/S (Denmark)	41,777	5,407,373
Sinch AB (Sweden)*1	35,253	5,175,968
		33,795,425
Total Information Technology		115,264,269
Materials - 4.2%
Chemicals - 1.6%
Corbion N.V. (Netherlands)	174,428	10,186,520
Containers & Packaging - 0.8%
Huhtamaki OYJ (Finland)	96,737	4,743,565
Metals & Mining - 1.8%
Lynas Rare Earths Ltd. (Australia) *	1,868,922	6,789,852
OZ Minerals Ltd. (Australia)	314,061	4,442,296
		11,232,148
Total Materials		26,162,233

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Katitas Co. Ltd. (Japan)	149,400	$4,463,787

Utilities - 4.1%
Independent Power and Renewable Electricity Producers - 4.1%
Boralex, Inc. - Class A (Canada)	139,351	5,467,245
ERG S.p.A. (Italy)	163,526	4,986,321
Falck Renewables S.p.A. (Italy)	560,802	4,318,890
Innergex Renewable Energy, Inc. (Canada)	308,580	7,075,320
Solaria Energia y Medio Ambiente S.A. (Spain)*	145,112	3,733,880
Total Utilities		25,581,656
TOTAL COMMON STOCKS
(Identified Cost $398,357,300)		600,807,867

SHORT-TERM INVESTMENT - 3.7%
Dreyfus Government Cash Management, Institutional Shares, 0.03%[2]
(Identified Cost $22,825,797)	22,825,797	22,825,797

TOTAL INVESTMENTS - 100.1%
(Identified Cost $421,183,097)		623,633,664

LIABILITIES, LESS OTHER ASSETS - (0.1%)		(596,930)
NET ASSETS - 100%		$623,036,734

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $64,448,317, which represented 10.3% of the Series’ Net Assets.

2Rate shown is the current yield as of January 31, 2021.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:
Japan - 13.8%, Sweden - 12.0% and United Kingdom - 10.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2021

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$16,945,441	$—	$16,945,441	$—
Consumer Discretionary	66,475,354	—	66,475,354	—
Consumer Staples	18,096,648	—	18,096,648	—
Financials	65,231,126	12,790,553	52,440,573	—
Health Care	71,008,064	—	71,008,064	—
Industrials	191,579,289	22,409,846	169,169,443	—
Information Technology	115,264,269	2,807,280	112,456,989	—
Materials	26,162,233	—	26,162,233	—
Real Estate	4,463,787	—	4,463,787	—
Utilities	25,581,656	12,542,565	13,039,091	—
Short-Term Investment	22,825,797	22,825,797	—	—
Total assets	$623,633,664	$73,376,041	$550,257,623	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020 or January 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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